CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenue from tenants	$ 95,440	$ 90,191	$ 280,445	$ 270,586
Operating expenses:
Property operating and maintenance	60,655		172,258
Property operating and maintenance		59,298		166,161
Impairment charges	22,615	17,837	22,634	18,570
Operating fees to related parties	5,941	5,743	17,535	17,233
Acquisition and transaction related	112	40	161	333
General and administrative	4,782	4,441	15,394	12,705
Depreciation and amortization	20,140	20,466	61,124	62,099
Total expenses	114,245	107,825	289,106	277,101
Operating loss before gain on sale of real estate investments	(18,805)	(17,634)	(8,661)	(6,515)
Gain on sale of real estate investments	2,715	0	8,793	0
Operating (loss) income	(16,090)	(17,634)	132	(6,515)
Other (expense) income:
Interest expense	(12,990)	(12,597)	(39,739)	(35,962)
Interest and other income	11	16	15	21
Loss (gain) on non-designated derivatives	(2)	18	(50)	46
Total other expenses	(12,981)	(12,563)	(39,774)	(35,895)
Loss before income taxes	(29,071)	(30,197)	(39,642)	(42,410)
Income tax benefit (expense)	271	550	(364)	(225)
Net loss	(28,800)	(29,647)	(40,006)	(42,635)
Net loss attributable to non-controlling interests	11	40	52	87
Net loss attributable to stockholders	(28,789)	(29,607)	(39,954)	(42,548)
Other comprehensive (loss) income:
Unrealized (loss) gain on designated derivatives	(2,680)		(13,515)
Unrealized (loss) gain on designated derivatives		998		6,544
Comprehensive loss attributable to stockholders	$ (31,469)	$ (28,609)	$ (53,469)	$ (36,004)
Basic and diluted weighted-average shares outstanding (in shares)	91,992,963	90,203,311	91,884,495	90,983,620
Basic and diluted net loss per share (in usd per share)	$ (0.31)	$ (0.33)	$ (0.43)	$ (0.47)